Basis of Presentation and General Infomation (Tables)	6 Months Ended
Jun. 30, 2018
Drillship Alonissos Stock Trust
Balance Sheet of Variable Interest Entity
December 31, 2017
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$110
Restricted cash	45,339
Trade accounts receivable, net	-
Other current assets	1,929
Total current assets	47,378

FIXED ASSETS, NET:
Drilling units, machinery and equipment, net	175,362
Total fixed assets, net	175,362

OTHER NON-CURRENT ASSETS:
Restricted cash	-
Total non-current assets, net	-
Total assets	$222,740
LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	$81,632
Accounts payable and other current liabilities	249
Accrued liabilities	4,416
Total current liabilities	86,297

NON-CURRENT LIABILITIES:
Long term debt, net of current portion and deferred financing costs	-
Total non-current liabilities	-

COMMITMENTS AND CONTINGENCIES	-
SHAREHOLDERS' EQUITY:
Common stock, $20 par value; 1,000 shares authorized and issued at December 31, 2017	20
Additional paid-in capital	960
Retained earnings	135,463
Total shareholders' equity	136,443
Total liabilities and shareholders' equity	$222,740